Note 25 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
2 5 .	Subsequent Events:

a.
Closing on the Asset Sale to Cardinal Health
414:
On
March 3, 2017,
pursuant to the Asset Purchase Agreement dated as of
November 23, 2016
between the Company and Cardinal Health
414
(the “Purchase Agreement”), the Company completed its previously announced sale to Cardinal Health
414
of its assets used, held for use, or intended to be used in operating its business of developing, manufacturing and commercializing a product used for lymphatic mapping, lymph node biopsy, and the diagnosis of metastatic spread to lymph nodes for staging of cancer (the “Business”), including the Company’s radioactive diagnostic agent marketed under the Lymphoseek
®
trademark for current approved indications by the FDA and similar indications approved by the FDA in the future (the “Product”), in Canada, Mexico and the United States (the “Territory”) (giving effect to the License-Back described below and excluding certain assets specifically retained by the Company) (the “Asset Sale”). Such assets sold in the Asset Sale consist primarily of, without limitation, (i) intellectual property used in or reasonably necessary for the conduct of the Business, (ii) inventory of, and customer, distribution, and product manufacturing agreements related to, the Business, (iii) all product registrations related to the Product, including the new drug application approved by the FDA for the Product and all regulatory submissions in the United States that have been made with respect to the Product and all Health Canada regulatory submissions and, in each case, all files and records related thereto, (iv) all related clinical trials and clinical trial authorizations and all files and records related thereto, and (v) all right, title and interest in and to the Product, as specified in the Purchase Agreement (the “Acquired Assets”).

In exchange for the Acquired Assets, Cardinal Health
414
(i) made a cash payment to the Company at closing of approximately
$80.6
million after adjustments based on inventory being transferred and an advance of
$3
million of guaranteed earnout payments as part of the CRG settlement described below, (ii) assumed certain liabilities of the Company associated with the Product as specified in the Purchase Agreement, and (iii) agreed to make periodic earnout payments (to consist of contingent payments and milestone payments which, if paid, will be treated as additional purchase price) to the Company based on net sales derived from the purchased Product subject, in each case, to Cardinal Health
414’s
right to off-set. In
no
event will the sum of all earnout payments, as further described in the Purchase Agreement, exceed
$230
million over a period of
ten
years, of which
$20.1
million are guaranteed payments for the
three
years immediately after closing of the Asset Sale. At the closing of the Asset Sale,
$3
million of such earnout payments were advanced by Cardinal Health
414
to the Company, and paid to CRG as part of the Deposit Amount paid to CRG described below.

Upon closing of the Asset Sale, the Supply and Distribution Agreement between Cardinal Health
414
and the Company was terminated and, as a result, the provisions thereof are of no
further force or effect (other than any indemnification, payment, notification or data sharing obligations which survive the termination). At the closing of the Asset Sale, Cardinal Health
414
paid to the Company
$1.2
million, as an estimate of the accrued revenue sharing payments owed to the Company as of the closi ng date, net of prior payments.

In connection with the closing of the Asset Sale, the Company entered into a License-Back Agreement (the “License-Back”) with Cardinal Health
414.
Pursuant to the License-Back, Cardinal Health
414
granted to the Company a sublicensable (subject to conditions) and royalty-free license to use certain intellectual property rights included in the Acquired Assets (as defined below) and owned by Cardinal Health
414
as of the closing of the Asset Sale to the extent necessary for the Company to (i) on an exclusive basis, subject to certain conditions, develop, manufacture, market, sell and distribute new pharmaceutical and other products that are not
Competing Products (as defined in the License-Back), and (ii) on a non-exclusive basis, develop, manufacture, market, sell and distribute the Product (as defined below) throughout the world other than in the Territory. Subject to the Company
’s compliance with certain restrictions in the License-Back, the License-Back also restricts Cardinal Health
414
from using the intellectual property rights included in the Acquired Assets to develop, manufacture, market, sell, or distribute any product other than the Product or other product that (a) accumulates in lymphatic tissue or tumor-draining lymph nodes for the purpose of (
1
) lymphatic mapping or (
2
) identifying the existence, location or staging of cancer in a body, or (b) provides for or facilitates any test or procedure that is reasonably substitutable for any test or procedure provided for or facilitated by the Product. Pursuant to the License-Back and subject to rights under existing agreements, Cardinal Health
414
was given a right of
first
offer to market, sell and/or market any new products developed from the intellectual property rights licensed by Cardinal Health
414
to the Company by the License-Back.

As part of the Asset Sale, the Company and Cardinal Health
414
also entered into ancillary agreements providing for transitional services and other arrangements.
The Company amended and restated its
Tc99m
tilmanocept license agreement with UCSD pursuant to which UCSD granted a license to the Company to exploit certain intellectual property rights owned by UCSD and, separately, Cardinal Health
414
entered into a license agreement with UCSD pursuant to which UCSD granted a license to Cardinal Health
414
to exploit certain intellectual property rights owned by UCSD for Cardinal Health
414
to sell the Product in the Territory.

Pursuant to the Purchase Agreement, the Company granted to each of Cardinal Health
414
and UCSD a
five
(
5
)-year warrant to purchase up to
10
million shares and
1
million shares, respectively, of the Company
’s common stock, par value
$.001
per share, at an exercise price of
$1.50
per share, each of which warrant is subject to anti-dilution and other customary terms and conditions.

Prior to the Asset Sale, the Company had
no
material relationships with Cardinal Health
414
or its affiliates except that Cardinal Health
414
was the Company
’s primary distributor of the Product throughout the United States pursuant to the Supply and Distribution Agreement which, as set forth above, was terminated as of the closing of the Asset Sale.

Post-closing and after paying off our outstanding indebtedness and transaction-related expenses, Navidea has approximately
$15.6
million in cash and
$3.7
million in payables, a large portion of which is tied to the
4694
program which Navidea is seeking to divest in the near term. Following the completion of the Asset Sale to Cardinal Health
414
and the repayment of a majority of our indebtedness, we believe that substantial doubt about the Company
’s financial position and ability to continue as a going concern has been removed.

b.
CRG Litigation and Settlement:
On
February 9, 2017,
The District Court of Harris County, Texas entered an interlocutory Order declaring that the Company and its subsidiary, MT, committed one
or more events of default under the CRG Loan Agreement as of
May 8, 2015,
and granted CRG the right to exercise its remedies provided in Section
11.01
of the CRG Loan Agreement and
4.05
of the related Security Agreement, dated as of
May 8, 2015,
by and among the Company, MT, as guarantor, CRG and the control agent (the “Security Agreement” and together with the CRG Loan Agreement and all other documents, instruments and agreements between the Company and CRG executed in connection therewith, the “CRG Loan Documents”). The interlocutory order did not
address the issues pertaining to the Company’s affirmative defenses to CRG’s claims, or enter an award of any amount against the Company in connection with CRG’s claims under the Loan Agreement and Security Agreement.

By letter dated
February 21, 2017 (
the “Letter”), CRG notified the Company that, in further exercise of its remedies under the
CRG Loan Documents, including, without limitation, pursuant to Sections
4.01
through
4.13
and Section
5.04
of the Security Agreement and Sections
11.02
and
12.03
of the CRG Loan Agreement, CRG Servicing LLC, CRG’s representative, would sell (or lease or license, as applicable), at a public sale, (A) the stock of MT owned by the Company and pledged to CRG pursuant to the CRG Loan Documents and (B) the U.S. Collateral (as defined in the Security Agreement) related to
Tc99m
tilmanocept on
March 13, 2017.
CRG claimed that, as of
January 31, 2017,
the outstanding obligations due under the CRG Loan Documents, including outstanding principal, interest, fees, and expenses, aggregated
$63,198,774.46
(the “Asserted Payoff Amount”). CRG claimed that interest, fees and expenses would continue to accrue and CRG reserved the right to adjust or supplement the Asserted Payoff Amount prior to the date of the public sale. The Asserted Payoff Amount was also calculated by CRG to include costs incurred by CRG through
January 31, 2017
in respect of indemnity obligations of the Company under Sections
12.03
(a)(ii) and
12.03
(b) of the CRG Loan Agreement (the “Indemnity Obligations”), which CRG claimed were secured obligations under the Security Agreement. CRG claimed that, unless and until all Indemnity Obligations (inclusive of costs incurred by CRG subsequent to
January 31, 2017)
are indefeasibly paid in full, in cash, as contemplated by the Security Agreement, such Indemnity Obligations would continue to be secured by the liens created by and perfected in accordance with the Security Agreement in all collateral not
sold in the public sale, including any cash proceeds of the public sale in excess of the Asserted Payoff Amount, which cash proceeds would be deposited into an escrow account and would be subject to CRG’s continuing lien. CRG also noted that payment of the Asserted Payoff Amount (as such amount may
be adjusted or supplemented immediately prior to the public sale) would not
result in the indefeasible payment in full of the Secured Obligations unless payment of the Asserted Payoff Amount, as adjusted or supplemented, was concurrently accompanied by a general release by the Company, MT, as guarantor, and the successful bidder(s) of all present and future claims and counterclaims against CRG.

On
March 3, 2017,
the Company entered into a Global Settlement Agreement with MT, CRG, and Cardinal Health
414
to effectuate the terms of the settlement previously entered into by the parties on
February 22, 2017.
In accordance with the Global Settlement Agreement, on
March 3, 2017,
the Company repaid
the
$59
million Deposit Amount of its alleged indebtedness and other obligations outstanding under the CRG Term Loan. Concurrently with payment of the Deposit Amount, CRG released all liens and security interests granted under the CRG Loan Documents and the CRG Loan Documents were terminated and are of no
further force or effect; provided, however, that, notwithstanding the foregoing, the Company and CRG agreed to continue with their proceeding pending in The District Court of Harris County, Texas to fully and finally determine the Final Payoff Amount. The Company and CRG further agreed that the Final Payoff Amount, inclusive of the
$59
million repaid on
March 3, 2017,
would be
no
less than
$47
million and
no
more than
$66
million. In addition, concurrently with the payment of the Deposit Amount and closing of the Asset Sale, (i) Cardinal Health
414
agreed to post a
$7
million letter of credit in favor of CRG (at the Company’s cost and expense to be deducted from the closing proceeds due to the Company, and subject to Cardinal Health
414’s
indemnification rights under the Purchase Agreement) as security for the amount by which the High Payoff Amount exceeds the Deposit Amount in the event the Company is unable to pay all or a portion of such amount, and (ii) CRG agreed to post a
$12
million letter of credit in favor of the Company as security for the amount by which the Deposit Amount exceeds the Low Payoff Amount. If, on the one
hand, it is finally determined by the Texas Court that the amount the Company owes to CRG under the Loan Documents exceeds the Deposit Amount, the Company will pay such excess amount, plus the costs incurred by CRG in obtaining CRG’s letter of credit, to CRG and if, on the other hand, it is finally determined by the Texas Court that the amount the Company owes to CRG under the Loan Documents is less than the Deposit Amount, CRG will pay such difference to the Company and reimburse Cardinal Health
414
for the costs incurred by Cardinal Health
414
in obtaining its letter of credit. Any payments owing to CRG arising from a final determination that the Final Payoff Amount is in excess of
$59
million shall
first
be paid by the Company without resort to the letter of credit posted by Cardinal Health
414,
and such letter of credit shall only be a secondary resource in the event of failure of the Company to make payment to CRG. The Company will indemnify Cardinal Health
414
for any costs it incurs in payment to CRG under the settlement, and the Company and Cardinal Health
414
further agree that Cardinal Health
414
can pursue all possible remedies, including offset against earnout payments (guaranteed or otherwise) under the Purchase Agreement, warrant exercise, or any other payments owed by Cardinal Health
414,
or any of its affiliates, to the Company, or any of its affiliates, if Cardinal Health
414
incurs any cost associated with payment to CRG under the settlement. The Company and CRG also agreed that the
$2
million being held in escrow pursuant to court order in the Ohio case and the
$3
million being held in escrow pursuant to court order in the Texas case would be released to the Company at closing of the Asset Sale. On
March 3, 2017,
Cardinal Health
414
posted a
$7
million letter of credit, and on
March 7, 2017,
CRG posted a
$12
million letter of credit, each as required by the Global Settlement Agreement. The trial date is currently set for
July 3, 2017.
See Note
13.

c.
Platinum Note
Payment
:
In addition to payment of the Deposit Amount to CRG described above, the Company repaid to PPCO an aggregate of approximately
$7.7
million in partial satisfaction of the Company’s liabilities, obligations and indebtedness under the Platinum Loan Agreement by and between the Company and Platinum-Montaur, which, to the extent of such payment, were transferred by Platinum-Montaur to PPCO. The Company was informed by PPVA that it was the owner of the balance of the Platinum-Montaur loan. Such balance of approximately
$1.9
million was due upon closing of the Asset Sale but withheld by the Company and not
paid to anyone as it is subject to competing claims of ownership by both Michael Goldberg, the Company’s President and Chief Executive Officer, and PPVA. See Note
13.

d.	Series LL Warrant Exercise: On January 17, 2017, Dr. Goldberg exercised 5,411,850 of his Series LL warrants for gross proceeds to the Company of $54,119. See Note 16 (a).